Expense Example - VIPMidCapPortfolio-InvestorPRO - VIPMidCapPortfolio-InvestorPRO - VIP Mid Cap Portfolio - VIP Mid Cap Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810